Investment Objectives and Goals	Mar. 27, 2026
North Star Micro Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the North Star Micro Cap Fund (the “Micro Cap Fund”) is capital appreciation and,
Objective, Secondary [Text Block]	secondarily, to derive income from short term liquid securities.
North Star Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – North Star Dividend Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the North Star Dividend Fund (the “Dividend Fund”) is to generate dividend income
Objective, Secondary [Text Block]	and the secondary objective is to seek capital appreciation.
North Star Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – North Star Opportunity Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the North Star Opportunity Fund (the “Opportunity Fund”) is long-term capital appreciation.
North Star Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – North Star Bond Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the North Star Bond Fund (the “Bond Fund”) is to generate income,
Objective, Secondary [Text Block]	with preservation of capital as a secondary objective.
North Star Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – North Star Small Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the North Star Small Cap Value Fund (the “Small Cap Value Fund”) is long-term capital appreciation.